Schedule of Investments (unaudited)	iShares® MSCI Intl Quality Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.3%
Aristocrat Leisure Ltd.	350,014	$8,307,911
ASX Ltd.	178,091	7,716,410
BHP Group Ltd.	3,639,969	87,432,796
Brambles Ltd.	818,648	6,128,999
Dexus	685,549	3,416,160
Fortescue Metals Group Ltd.	1,133,769	10,681,240
Goodman Group	1,728,988	18,812,608
Insurance Australia Group Ltd.	1,777,725	5,580,165
Medibank Pvt Ltd.	2,988,308	5,380,950
Mirvac Group	2,352,832	3,117,421
REA Group Ltd.	53,110	4,116,336
Rio Tinto Ltd.	292,136	16,578,599
Rio Tinto PLC	868,632	45,396,116
Stockland	1,370,066	3,156,767
Washington H Soul Pattinson & Co. Ltd.	243,733	4,361,859
Wesfarmers Ltd.	869,636	25,235,987
Woodside Energy Group Ltd.	640,627	14,810,302
		270,230,626
Austria — 0.4%
OMV AG	204,022	9,393,854
Verbund AG	47,468	3,718,398
		13,112,252
Belgium — 0.3%
Ageas SA/NV	107,058	3,706,153
Proximus SADP	86,085	902,491
Sofina SA	16,600	3,236,980
Umicore SA	86,762	2,860,188
Warehouses De Pauw CVA	87,052	2,234,270
		12,940,082
Canada — 6.8%
Alimentation Couche-Tard Inc.	358,523	16,053,072
ARC Resources Ltd.	1,025,982	14,444,405
Canadian National Railway Co.	358,598	42,483,736
Canadian Tire Corp. Ltd., Class A, NVS	30,700	3,440,807
CCL Industries Inc., Class B, NVS	63,089	2,963,773
CGI Inc.(a)	95,754	7,713,175
Constellation Software Inc./Canada	12,472	18,033,889
Franco-Nevada Corp.	72,026	8,899,429
Great-West Lifeco Inc.	225,468	5,219,849
iA Financial Corp. Inc.	92,616	5,154,435
IGM Financial Inc.	65,585	1,755,705
Intact Financial Corp.	151,625	23,039,521
Magna International Inc.	146,895	8,186,052
Manulife Financial Corp.	1,648,648	27,325,189
Onex Corp.	43,844	2,206,763
Power Corp. of Canada	412,605	10,245,845
Sun Life Financial Inc.	492,854	20,931,870
TMX Group Ltd.	43,775	4,208,646
Toromont Industries Ltd.	51,034	3,922,090
Tourmaline Oil Corp.	450,690	25,393,595
West Fraser Timber Co. Ltd.	34,410	2,583,623
		254,205,469
Denmark — 6.0%
AP Moller - Maersk A/S, Class A	2,227	4,455,524
AP Moller - Maersk A/S, Class B, NVS	3,746	7,826,035
Chr Hansen Holding A/S	38,256	2,124,777
Coloplast A/S, Class B	105,937	11,808,814
Security	Shares	Value

Denmark (continued)
DSV A/S	101,541	$13,721,056
Novo Nordisk A/S, Class B	1,473,505	160,216,040
Novozymes A/S, Class B	119,480	6,271,572
Orsted AS(b)	87,052	7,182,291
Pandora A/S	93,041	4,894,281
Rockwool A/S, Class B	5,439	1,083,199
Tryg A/S	248,372	5,372,096
		224,955,685
Finland — 2.1%
Elisa OYJ	124,717	6,027,111
Kesko OYJ, Class B	112,132	2,182,162
Kone OYJ, Class B	323,989	13,265,984
Neste OYJ	813,972	35,675,137
Orion OYJ, Class B	73,265	3,371,524
Sampo OYJ, Class A	405,788	18,555,766
		79,077,684
France — 10.5%
Amundi SA(b)	43,027	2,030,009
AXA SA	1,346,286	33,246,368
BioMerieux	22,725	2,010,674
Hermes International	26,596	34,425,465
Ipsen SA	21,751	2,235,302
Kering SA	52,053	23,838,237
La Francaise des Jeux SAEM(b)	102,306	3,334,006
L’Oreal SA	118,361	37,165,848
LVMH Moet Hennessy Louis Vuitton SE	189,416	119,520,470
Sartorius Stedim Biotech	17,770	5,639,111
TotalEnergies SE	2,324,209	126,793,389
		390,238,879
Germany — 4.0%
adidas AG	91,438	8,925,726
Allianz SE, Registered	339,634	61,101,660
Bechtle AG	35,019	1,209,785
Beiersdorf AG	38,662	3,711,365
Brenntag SE	82,123	4,982,919
Deutsche Boerse AG	155,550	25,295,485
Deutsche Post AG, Registered	637,031	22,518,909
Hannover Rueck SE	46,608	7,584,239
Henkel AG & Co. KGaA	36,201	2,125,183
Knorr-Bremse AG	50,851	2,289,350
Nemetschek SE	30,491	1,453,718
Rational AG	3,634	2,048,487
Rheinmetall AG	24,862	4,041,359
		147,288,185
Hong Kong — 4.5%
AIA Group Ltd.	9,394,200	71,159,094
Chow Tai Fook Jewellery Group Ltd.	1,436,600	2,459,568
CK Asset Holdings Ltd.	1,127,500	6,233,458
CK Infrastructure Holdings Ltd.	388,000	1,843,280
CLP Holdings Ltd.	975,000	6,544,007
Hang Seng Bank Ltd.	557,300	7,845,546
Henderson Land Development Co. Ltd.	792,000	1,939,022
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,282,500	815,431
Hong Kong & China Gas Co. Ltd.	5,830,370	4,493,868
Hong Kong Exchanges & Clearing Ltd.	1,353,700	35,932,068
Power Assets Holdings Ltd.	975,000	4,662,009
Sino Land Co. Ltd.(c)	1,986,000	2,120,682
SITC International Holdings Co. Ltd.	1,198,000	1,962,080

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sun Hung Kai Properties Ltd.	829,500	$8,914,070
Swire Properties Ltd.	619,800	1,191,202
Techtronic Industries Co. Ltd.	901,500	8,536,093
Xinyi Glass Holdings Ltd.	1,579,000	2,029,260
		168,680,738
Ireland — 0.4%
James Hardie Industries PLC	292,925	6,395,426
Kingspan Group PLC	96,941	4,887,444
Smurfit Kappa Group PLC	83,082	2,750,259
		14,033,129
Israel — 0.7%
Azrieli Group Ltd.	19,505	1,445,037
Bank Hapoalim BM	770,763	7,429,580
Bank Leumi Le-Israel BM	1,015,386	9,686,523
Check Point Software Technologies Ltd.(a)	64,613	8,349,938
		26,911,078
Italy — 1.9%
Assicurazioni Generali SpA	718,331	10,780,065
DiaSorin SpA	11,991	1,567,651
Enel SpA	3,817,142	17,052,499
Ferrari NV	112,366	22,151,639
FinecoBank Banca Fineco SpA	546,050	7,358,344
Moncler SpA	125,985	5,435,522
Recordati Industria Chimica e Farmaceutica SpA	66,099	2,483,438
Snam SpA	1,180,676	5,249,888
		72,079,046
Japan — 12.6%
Advantest Corp.	120,400	6,338,045
Bandai Namco Holdings Inc.	126,100	8,335,572
Capcom Co. Ltd.	171,200	4,761,918
Chugai Pharmaceutical Co. Ltd.	466,000	10,798,085
CyberAgent Inc.	427,300	3,510,345
Daifuku Co. Ltd.	52,600	2,407,761
Daito Trust Construction Co. Ltd.	59,200	5,862,208
Daiwa House Industry Co. Ltd.	382,700	7,710,384
Disco Corp.	14,700	3,515,954
Hakuhodo DY Holdings Inc.	147,600	1,243,640
Hoya Corp.	220,400	20,488,678
Idemitsu Kosan Co.Ltd.	234,500	5,130,914
Itochu Techno-Solutions Corp.	39,300	911,121
Japan Exchange Group Inc.	487,700	6,409,247
Japan Real Estate Investment Corp.	603	2,526,743
Japan Tobacco Inc.	424,700	7,112,633
Kakaku.com Inc.	140,200	2,371,201
Kao Corp.	169,300	6,323,682
KDDI Corp.	1,108,700	32,769,812
Kikkoman Corp.	56,500	3,061,737
Kobayashi Pharmaceutical Co. Ltd.	19,500	1,034,802
Kobe Bussan Co. Ltd.	88,600	1,921,788
Koei Tecmo Holdings Co. Ltd.	80,880	1,220,392
Koito Manufacturing Co. Ltd.	106,300	1,509,123
Konami Group Corp.	60,900	2,669,326
Lasertec Corp.	53,600	7,531,382
M3 Inc.	234,400	6,985,161
Makita Corp.	119,200	2,178,202
McDonald’s Holdings Co. Japan Ltd.	53,900	1,871,259
MEIJI Holdings Co. Ltd.	42,600	1,752,952
MISUMI Group Inc.	172,500	3,674,154
MonotaRO Co. Ltd.	228,200	3,464,042
Security	Shares	Value

Japan (continued)
MS&AD Insurance Group Holdings Inc.	372,000	$9,851,008
Nexon Co. Ltd.	332,200	5,559,109
Nihon M&A Center Holdings Inc.	248,100	2,799,511
Nintendo Co. Ltd.	1,050,200	42,637,167
Nippon Building Fund Inc.	760	3,378,385
Nippon Prologis REIT Inc.	1,086	2,278,745
Nippon Telegraph & Telephone Corp.	676,600	18,661,097
Nissan Chemical Corp.	72,900	3,281,621
Nitori Holdings Co. Ltd.	48,800	4,422,110
Nitto Denko Corp.	52,300	2,755,463
Nomura Research Institute Ltd.	135,000	2,987,577
Obic Co. Ltd.	29,900	4,486,881
Open House Group Co. Ltd.	46,400	1,650,420
Oracle Corp. Japan	30,000	1,598,145
Osaka Gas Co. Ltd.	199,700	2,957,097
Otsuka Corp.	44,500	1,401,400
Recruit Holdings Co. Ltd.	904,800	27,841,751
SCSK Corp.	56,900	839,472
Secom Co. Ltd.	108,500	6,181,296
Sekisui Chemical Co. Ltd.	186,400	2,327,768
Sekisui House Ltd.	315,600	5,239,843
SG Holdings Co. Ltd.	200,800	2,660,819
Shimadzu Corp.	97,100	2,557,892
Shimano Inc.	51,600	7,984,748
Shin-Etsu Chemical Co. Ltd.	161,000	16,732,720
SMC Corp.	32,800	13,165,987
Sompo Holdings Inc.	278,400	11,607,133
Square Enix Holdings Co. Ltd.	73,600	3,284,182
T&D Holdings Inc.	415,100	4,105,423
Tokio Marine Holdings Inc.	1,555,500	28,162,572
Tokyo Electron Ltd.	105,700	27,809,293
Tosoh Corp.	113,800	1,238,085
Trend Micro Inc/Japan	56,100	2,828,758
Unicharm Corp.	166,100	5,048,015
USS Co. Ltd.	141,400	2,133,548
Welcia Holdings Co. Ltd.	39,700	829,785
Yamaha Corp.	81,100	3,061,870
Yamaha Motor Co. Ltd.	153,100	3,160,375
ZOZO Inc.	130,700	2,773,218
		469,682,552
Netherlands — 6.3%
Adyen NV(a)(b)	12,940	18,473,128
ASM International NV	25,620	5,667,649
ASML Holding NV	292,650	137,278,193
Euronext NV(b)	62,400	3,960,456
NN Group NV	196,288	8,311,312
Randstad NV	70,581	3,517,700
Stellantis NV	1,935,443	26,112,157
Universal Music Group NV	541,725	10,637,013
Wolters Kluwer NV	183,863	19,537,009
		233,494,617
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	475,971	5,409,419
Mercury NZ Ltd.	362,336	1,225,164
Meridian Energy Ltd.	718,828	2,037,587
Spark New Zealand Ltd.	1,486,271	4,424,275
		13,096,445
Norway — 1.5%
Aker BP ASA	237,724	7,551,623

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Equinor ASA	1,051,017	$38,292,458
Gjensidige Forsikring ASA	230,614	4,215,330
Mowi ASA	141,281	2,108,729
Orkla ASA	261,321	1,762,651
Salmar ASA	25,547	866,085
		54,796,876
Singapore — 0.9%
CapitaLand Ascendas REIT	1,755,300	3,247,640
Oversea-Chinese Banking Corp. Ltd.	2,391,400	20,527,975
Singapore Exchange Ltd.	958,800	5,701,626
Singapore Technologies Engineering Ltd.	1,085,600	2,530,897
		32,008,138
Spain — 1.6%
EDP Renovaveis SA	144,369	3,037,882
Enagas SA	30,251	491,092
Endesa SA	304,321	5,084,607
Iberdrola SA	3,236,126	32,909,050
Industria de Diseno Textil SA	717,045	16,275,628
Red Electrica Corp. SA	120,954	1,956,516
		59,754,775
Sweden — 3.7%
Alfa Laval AB	167,334	4,118,977
Assa Abloy AB, Class B	580,535	11,722,204
Atlas Copco AB, Class A	2,189,921	23,373,571
Atlas Copco AB, Class B	1,274,623	12,327,081
Boliden AB	131,647	3,828,413
Electrolux AB, Class B	151,752	1,872,191
Epiroc AB, Class A	528,585	8,091,816
Epiroc AB, Class B	314,868	4,227,787
EQT AB	335,765	6,607,834
Evolution AB(b)	135,729	12,661,164
Husqvarna AB, Class B	242,553	1,440,073
Indutrade AB	175,804	3,077,968
Investment AB Latour, Class B	76,049	1,284,640
Kinnevik AB, Class B(a)	194,335	2,400,706
Lifco AB, Class B	154,661	2,234,825
Nibe Industrier AB, Class B	866,500	6,911,872
Sagax AB, Class B	146,490	2,699,421
Sandvik AB	643,475	10,055,421
SKF AB, Class B	224,397	3,248,284
Volvo AB, Class A	114,044	1,948,057
Volvo AB, Class B	854,990	13,993,558
		138,125,863
Switzerland — 13.8%
ABB Ltd., Registered	968,736	26,902,088
Baloise Holding AG, Registered	33,811	4,619,331
EMS-Chemie Holding AG, Registered	5,244	3,297,379
Geberit AG, Registered	35,955	15,983,340
Givaudan SA, Registered	3,524	10,525,974
Kuehne + Nagel International AG, Registered	48,766	10,380,631
Logitech International SA, Registered	120,646	5,999,957
Nestle SA, Registered	1,221,203	132,938,695
Partners Group Holding AG	29,449	26,432,921
Roche Holding AG, Bearer	18,442	7,485,425
Roche Holding AG, NVS	480,484	159,423,689
Schindler Holding AG, Participation Certificates, NVS	29,298	4,777,506
Schindler Holding AG, Registered	16,478	2,593,969
Sonova Holding AG, Registered	29,787	7,040,563
Straumann Holding AG	72,786	6,927,139
Security	Shares	Value

Switzerland (continued)
Swiss Re AG	228,114	$16,945,394
Swisscom AG, Registered	16,461	8,128,262
Temenos AG, Registered	30,715	1,829,347
VAT Group AG(b)	24,427	5,576,713
Zurich Insurance Group AG	127,866	54,493,149
		512,301,472
United Kingdom — 13.7%
abrdn PLC	1,404,053	2,558,437
Admiral Group PLC	233,559	5,401,198
Anglo American PLC	785,506	23,529,204
Ashtead Group PLC	262,107	13,653,945
Auto Trader Group PLC(b)	1,166,686	6,983,517
Aviva PLC	2,041,068	9,790,236
BAE Systems PLC	1,862,247	17,418,644
Barratt Developments PLC	589,980	2,544,634
Berkeley Group Holdings PLC	73,109	2,908,813
British Land Co. PLC (The)	453,767	1,903,502
Bunzl PLC	210,014	6,843,410
Burberry Group PLC	296,707	6,182,513
Croda International PLC	63,657	4,931,478
Diageo PLC	1,104,965	45,472,029
Experian PLC	605,634	19,310,797
Ferguson PLC	200,601	21,877,278
GSK PLC	2,586,140	42,363,764
Haleon PLC(a)	3,240,603	9,937,151
Halma PLC	177,812	4,311,813
Hargreaves Lansdown PLC	494,676	4,323,272
Hikma Pharmaceuticals PLC	85,940	1,233,688
Imperial Brands PLC	485,176	11,818,436
Intertek Group PLC	115,020	4,818,527
JD Sports Fashion PLC	1,452,892	1,623,505
Johnson Matthey PLC	81,409	1,807,084
London Stock Exchange Group PLC	237,050	20,547,966
Mondi PLC	198,723	3,334,267
National Grid PLC	1,688,405	18,395,368
Next PLC	92,530	5,226,060
Persimmon PLC	260,458	3,897,458
Prudential PLC	2,137,020	19,852,186
Reckitt Benckiser Group PLC	339,912	22,557,905
RELX PLC	1,382,765	37,141,735
Rentokil Initial PLC	1,103,924	6,888,601
Sage Group PLC (The)	445,901	3,716,465
Schroders PLC	639,456	2,871,161
Segro PLC	646,332	5,816,987
Spirax-Sarco Engineering PLC	55,054	6,784,496
St. James’s Place PLC	553,945	6,764,525
Taylor Wimpey PLC	2,069,022	2,224,463
Unilever PLC	1,427,189	64,871,933
WPP PLC	745,796	6,563,114
		511,001,565

Total Common Stocks — 99.3%
(Cost: $4,166,925,207)		3,698,015,156

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.1%
Henkel AG & Co. KGaA, Preference Shares, NVS	61,051	$3,846,124

Total Preferred Stocks — 0.1%
(Cost: $5,632,210)		3,846,124

Total Long-Term Investments — 99.4%
(Cost: $4,172,557,417)		3,701,861,280

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	2,099,950	2,155,276
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	870,000	870,000

Total Short-Term Securities — 0.1%
(Cost: $3,025,492)		3,025,276

Total Investments — 99.5%
(Cost: $4,175,582,909)		3,704,886,556

Other Assets Less Liabilities — 0.5%		20,076,524

Net Assets — 100.0%		$3,724,963,080

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$2,155,242	(a)	$—		$250	$(216)	$2,155,276	2,099,950	$1,014	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	910,000	—		(40,000	)(a)	—	—	870,000	870,000	4,232		—
						$250	$(216)	$3,025,276		$5,246		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	35	12/08/22	$4,526	$53,262
SPI 200 Index	35	12/15/22	3,842	(5,583)
Euro STOXX 50 Index	228	12/16/22	8,141	233,363
FTSE 100 Index	67	12/16/22	5,465	(154,001)
				$127,041

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
October 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$262,555,407	$3,435,459,749	$—	$3,698,015,156
Preferred Stocks	—	3,846,124	—	3,846,124
Money Market Funds	3,025,276	—	—	3,025,276
	$265,580,683	$3,439,305,873	$—	$3,704,886,556
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$286,625	$—	$286,625
Liabilities
Futures Contracts	—	(159,584)	—	(159,584)
	$—	$127,041	$—	$127,041

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust